Condensed Consolidated Statements of Changes in Stockholders' Equity (unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Public Warrants [Member]	Private Warrants [Member]	Additional Paid-in Capital	Additional Paid-in Capital Public Warrants [Member]	Additional Paid-in Capital Private Warrants [Member]	(Accumulated Deficit)/ Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Subscription Notes Receivables	As Previously Reported [Member]	As Previously Reported [Member] Common Stock	As Previously Reported [Member] Additional Paid-in Capital	As Previously Reported [Member] (Accumulated Deficit)/ Retained Earnings	As Previously Reported [Member] Accumulated Other Comprehensive Income (Loss)	As Previously Reported [Member] Subscription Notes Receivables	Retroactive application of recapitalization	Retroactive application of recapitalization Common Stock	Retroactive application of recapitalization Additional Paid-in Capital	Series A Preferred Stock As Previously Reported [Member]	Series A Preferred Stock Retroactive application of recapitalization	Series B Preferred Stock As Previously Reported [Member]	Series B Preferred Stock Retroactive application of recapitalization	Class A Common Stock Common Stock	Class A Common Stock Common Stock Public Warrants [Member]	Class A Common Stock Common Stock Private Warrants [Member]	Class A Common Stock As Previously Reported [Member] Common Stock	Class A Common Stock Retroactive application of recapitalization Common Stock	Class B Common Stock As Previously Reported [Member] Common Stock	Class B Common Stock Retroactive application of recapitalization Common Stock
Beginning Balance at Jan. 31, 2020	$ 3,069			$ 123,235			$ (119,666)	$ 394	$ (900)	$ (118,125)		$ 2,041	$ (119,666)	$ 394	$ (900)	$ 121,194		$ 121,194	$ 32,500	$ (32,500)	$ 88,711	$ (88,711)	$ 6			$ 4	$ 2	$ 2	$ (2)
Beginning Balance (in Shares) at Jan. 31, 2020											17,607						(17,607)		794	(794)	1,217	(1,217)	60,122			36,138	23,984
Issuance of common stock	57,609			57,608																			$ 1
Issuance of common stock (in Shares)																							6,812
Interest earned on subscription notes receivable	16			16					(16)
Settlement of related party loan receivable for common shares	0
Payments on subscription notes receivable	81								81
Stock-based compensation	(6)			(6)
Unrealized gain(loss) on investments	(396)							(396)
Net income (loss)	(55,373)						(55,373)
Foreign currency translation adjustment, net of tax of $0	42							42
Ending Balance at Jan. 31, 2021	5,026			180,853			(175,039)	40	(835)														$ 7
Ending Balance (in Shares) at Jan. 31, 2021																							66,934
Issuance of common stock	365	$ 330	$ 21,492	365	$ 330	$ 21,492
Issuance of common stock (in Shares)																							755	29	3,188
Issuance of earnout (in Shares)																							1,078
Merger recapitalization	(12,026)			(12,027)																			$ 1
Merger recapitalization (in Shares)																							4,555
PIPE Shares	109,858			109,857																			$ 1
PIPE Shares (in Shares)																							12,500
Interest earned on subscription notes receivable	8			8					(8)
Settlement of related party loan receivable for common shares	(1,075)			(1,075)
Settlement of related party loan receivable for common shares (in Shares)																							(108)
Shares repurchase related to payment of subscription notes receivables	293			(550)					$ 843
Shares repurchase related to payment of subscription notes receivables (in Shares)																							(55)
Stock-based compensation	156,596			156,596
Net income (loss)	(242,647)						(242,647)
Foreign currency translation adjustment, net of tax of $0	231							231
Ending Balance at Jan. 31, 2022	$ 38,443			$ 455,849			$ (417,686)	$ 271															$ 9
Ending Balance (in Shares) at Jan. 31, 2022																							88,876